Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings (Loss) Per Share
44.	Earnings (Loss) Per Share

(1)	Basic earnings (loss) per share for the years ended December 31, 2023, 2024 and 2025 are as follows:

Type		2023	2024	2025

			In won
Basic earnings (loss) per share	￦	(7,512)	5,439	13,311

(2)
Profits (loss) for the year and the weighted average number of common shares used in the calculation of basic earnings (loss) per share for the years ended December 31, 2023, 2024, and 2025 are as follows:

Type		2023	2024	2025

		In millions of won except number of shares
Profit (loss) attributable to owners of the controlling company	￦	(4,822,549)	3,491,698	8,544,918
Profit (loss) used in the calculation of total basic earnings (loss) per share		(4,822,549)	3,491,698	8,544,918
Weighted average number of common shares		641,964,077	641,964,077	641,964,077

(3)	The weighted average number of common shares used in the calculation of basic earnings (loss) per share for the years ended December 31, 2023, 2024, and 2025 are as follows:

Type	2023	2024	2025

	In number of shares
The number of common shares issued at beginning of the year	641,964,077	641,964,077	641,964,077
Weighted average number of common shares	641,964,077	641,964,077	641,964,077

(4)	There are no potential dilutive instruments, thus diluted earnings (loss) per share are same as basic earnings (loss) per share for the years ended December 31, 2023, 2024 and 2025.